CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD	CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD.
Certain of the consolidated entities by VEON Ltd. are restricted from remitting funds in the form of cash dividends or loans by a variety of regulations, contractual or local statutory requirements.
Regulation S-X requires that condensed financial information of the registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries means that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.
The Company performed a test on the restricted net assets of consolidated subsidiaries and concluded the restricted net assets exceed 25% of the consolidated net assets of the Company as of December 31, 2025. As of December 31, 2025, VEON Ltd. had restricted net assets of 106%, compared to 103% in 2024, of total net assets. The Company was subject to restrictions on the up-streaming of dividend from Ukraine during 2025 owing to the ongoing war in Ukraine (refer Note 26—Basis of preparation of the consolidated financial statements of these consolidated financial statements for further details). The main restriction for 2025 related to Ukraine operations owing to regulatory restriction as explained above and in Note 26—Basic of preparation of the consolidated financial statements of the consolidated financial statements, which includes the freezing of Kyivstar’s corporate rights applied from October 6, 2023 by the Security Services of Ukraine. In addition, the devaluation of exchange rates in the countries in which VEON operates also lowered the book value of the consolidated net assets of the Company relative to its share of the restricted assets. Accordingly, separate condensed financial statements of VEON Ltd. have been prepared, in accordance with Rule 5-04 and Rule 12-04 of SEC Regulation S-X.
The “Equity” and “Profit/(loss) for the year” shown in the separate condensed financial statements below are equal to the “Equity” and “Profit/(loss) for the year” which are attributable to the owners of the parent within the Company’s consolidated financial statements.
Subsidiaries
Subsidiaries are all entities (including intermediate subsidiaries) over which the Company has control. The Company controls an entity when it is exposed, or has rights, to variable returns from its involvement with the subsidiary and has the ability to affect those returns through its power over the subsidiary. Subsidiaries are recognized from the date on which control is transferred to the Company or its intermediate holding entities. They are de-recognized from the date that control ceases.
Investments in subsidiaries are measured via the net equity method. Net equity method is based on the measurement of assets, provisions and liabilities and determination of profit based on the principles applied in the consolidated financial statements. If the valuation of a subsidiary via the net equity method is negative, it will be stated at nil. If and insofar as the Company can be held fully or partially liable for the debts of the subsidiary or has the firm intention of enabling the participation to settle its debts, a provision is recognized for this.
Newly acquired subsidiaries are initially recognized at cost. For subsequent valuations, the principles that apply for these financial statements are used.
The amount by which the carrying amount of the subsidiary has changed since the previous financial statements as a result of the net result achieved by the subsidiary is recognized in the income statement.
Condensed statement of financial position:
As of December 31

	2025	2024	2023
Non-current assets
Intangible assets	1	1	3
Tangible fixed assets	—	1	2
Financial fixed assets	1,804	1,461	1,157
Total non-current assets	1,805	1,463	1,162
Total current assets	148	143	116

Total assets	1,953	1,606	1,278

Equity	1,340	1,099	865
Total liabilities	613	507	413

Total equity and liabilities	1,953	1,606	1,278
Condensed income statement:
for the years ended December 31

	2025	2024	2023
Selling, general and administrative expenses	(77)	(83)	(134)
Other operating gains	—	—	—
Recharged expenses to group companies	1	19	23

Operating (loss)	(76)	(64)	(111)
Finance costs	(18)	(11)	(6)
Share in result of subsidiaries after tax	627	492	(2,410)
Income tax	(1)	(2)	(1)
Total non-operating income and expenses	608	479	(2,417)

Profit / (loss) for the year	532	415	(2,528)

Condensed statements of comprehensive income:
for the years ended December 31

	2025	2024	2023
Total comprehensive (loss) / profit for the year, net of tax	—	—	—

Condensed statement of cash flows:
for the years ended December 31

	2025	2024	2023

Net cash flows from operating activities	(41)	(80)	(104)

Investing activities
Receipt of capital surplus from a subsidiary	—	—	—
Other cash flows from investing activities	(3)	4	2
Net cash flows used in investing activities	(3)	4	2

Financing activities
Proceeds from borrowings net of fees paid	59	88	100
Repayment of borrowings	(13)	(16)	—
Net cash flows generated from financing activities	46	72	100

Net increase / (decrease) in cash and cash equivalents	2	(4)	(2)
Cash and cash equivalents at beginning of period	—	4	6
Cash and cash equivalents at end of period	2	—	4

As of December 31, 2025, 2024 and 2023 there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Dubai, March 16, 2026
VEON Ltd.